Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GE INVESTMENTS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan. 23, 2013
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2012